Borrowings (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 22, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 12, 2013	Apr. 12, 2011	Oct. 29, 2009
Borrowings
Gain/(Loss) on bond extinguishment		$ 0	$ (27,281)	$ 0
Deferred financing costs		7,822	8,750
Interest expense		27,082	27,837	25,148
Loan for Nazira		$ 390	459
Debt covenant compliance		The Company was in compliance with all the covenants as of December 31, 2015.
All subsidiaries
Borrowings
Ownership percentage		100.00%
Senior Notes
Borrowings
Deferred financing costs		$ 7,822	8,750
Interest expense		$ 27,188	27,201	$ 25,183
2019 Senior Notes
Borrowings
Amount issued in Senior Notes					$ 90,000	$ 200,000
Senior Notes maturity date		Apr. 15, 2019
Interest rate					9.25%	9.25%
Price of additional Senior Notes issued					103.75%
2019 Senior Notes | Accelerated amortization of unamortized deferred finance cost
Borrowings
Gain/(Loss) on bond extinguishment			(7,881)
2019 Senior Notes | Accelerated amortization of unamortized premium
Borrowings
Gain/(Loss) on bond extinguishment			3,095
2019 Senior Notes | Fees and expenses
Borrowings
Gain/(Loss) on bond extinguishment			$ (22,495)
2022 Senior Notes
Borrowings
Amount issued in Senior Notes	$ 375,000
Senior Notes maturity date		May 01, 2022
Interest rate	7.25%
Debt redemption description		The Co-Issuers have the option to redeem the 2022 Senior Notes in whole or in part, at their option, at any time (i) before May 1, 2017, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. At any time before May 1, 2017, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2022 Senior Notes with the net proceeds of an equity offering at 107.250% of the principal amount of the 2022 Senior Notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the 2022 Senior Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the 2022 Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Maximum dividend percentage		6.00%
Debt covenant compliance		The indenture contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to the Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics' properties and assets and creation or designation of restricted subsidiaries.
Mandatory redemption price percentage	101.00%
Redemption price percentage	107.25%
2022 Senior Notes | From issuance date to April 30, 2017
Borrowings
Redemption price percentage	100.00%
2022 Senior Notes | On or after May 1, 2017
Borrowings
Redemption price percentage	105.438%
2022 Senior Notes | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017 | Minimum
Borrowings
Percentage of principal amount of debt outstanding after redemption	65.00%
2022 Senior Notes | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017 | Maximum
Borrowings
Percentage of principal amount redeemed	35.00%
Hidronave S.A. loan
Borrowings
Interest rate			6.00%
Repayment frequency			monthly
Repayment amount			$ 6
Loan for Nazira		$ 390	$ 459				$ 817
Repayment terms		The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.